SCHEDULE OF SUBSIDIARIES AND ASSOCIATES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Nov. 11, 2021	May 08, 2020
Subsidiary Company [Member]
Schedule of Equity Method Investments [Line Items]
Subsidiary company name	Agape ATP Corporation	Agape ATP Corporation
Place and date of incorporation	Labuan, March 6, 2017	Labuan, March 6, 2017
Particulars of issued capital	100 shares of ordinary share of US$1 each	100 shares of ordinary share of US$1 each
Principal activities	Investment holding	Investment holding
Proportional of ownership interest and voting power held	100.00%	100.00%
Subsidiary Company One [Member]
Schedule of Equity Method Investments [Line Items]
Subsidiary company name	Agape ATP International Holding Limited	Agape ATP International Holding Limited
Place and date of incorporation	Hong Kong, June 1, 2017	Hong Kong, June 1, 2017
Particulars of issued capital	1,000,000 shares of ordinary share of HK$1 each	1,000,000 shares of ordinary share of HK$1 each
Principal activities	Wholesaling of health and wellness products; and health solution advisory services	Wholesaling of health and wellness products; and health solution advisory services
Proportional of ownership interest and voting power held	100.00%	100.00%
Subsidiary Company Two [Member]
Schedule of Equity Method Investments [Line Items]
Subsidiary company name	Agape Superior Living Sdn. Bhd.	Agape Superior Living Sdn. Bhd.
Place and date of incorporation	Malaysia, August 8, 2003	Malaysia, August 8, 2003
Particulars of issued capital	9,590,598 shares of ordinary share of RM1 each	9,590,598 shares of ordinary share of RM1 each
Principal activities	Health and wellness products and health solution advisory services via network marketing	Health and wellness products and health solution advisory services via network marketing
Proportional of ownership interest and voting power held	99.99%	99.99%		99.99%
Subsidiary Company Three [Member]
Schedule of Equity Method Investments [Line Items]
Subsidiary company name	Agape S.E.A. Sdn. Bhd.	Agape S.E.A. Sdn. Bhd.
Place and date of incorporation	Malaysia, March 4, 2004	Malaysia, March 4, 2004
Particulars of issued capital	2 shares of ordinary share of RM1 each	2 shares of ordinary share of RM1 each
Principal activities	VIE of Agape Superior Living Sdn. Bhd.	VIE of Agape Superior Living Sdn. Bhd.
Proportional of ownership interest and voting power held	100.00%	100.00%
Subsidiary Company Four [Member]
Schedule of Equity Method Investments [Line Items]
Subsidiary company name	Wellness ATP International Holdings Sdn, Bhd	Wellness ATP International Holdings Sdn, Bhd
Place and date of incorporation	Malaysia, September 11, 2020	Malaysia, September 11, 2020
Particulars of issued capital	100 shares of ordinary share of RM1 each	100 shares of ordinary share of RM1 each
Principal activities	The promotion of wellness and wellbeing lifestyle of the community by providing services that includes online editorials, programs, events and campaigns	The promotion of wellness and wellbeing lifestyle of the community by providing services that includes online editorials, programs, events and campaigns
Proportional of ownership interest and voting power held	100.00%	100.00%
Subsidiary Company Five [Member]
Schedule of Equity Method Investments [Line Items]
Subsidiary company name	DSY Wellness International Sdn Bhd.	DSY Wellness International Sdn Bhd.
Place and date of incorporation	Malaysia, November 11, 2021	Malaysia, November 11, 2021
Particulars of issued capital	1,000 shares of ordinary share of RM1 each	1,000 shares of ordinary share of RM1 each
Principal activities	Provision of complementary health therapies	Provision of complementary health therapies
Proportional of ownership interest and voting power held	60.00%	60.00%	60.00%